Leases (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Operating leases description				The Company has operating leases for its warehouse facility and for equipment under agreements that expire at various dates through 2023.		The Company has entered into operating leases for office and production facilities and equipment under agreements that expire at various dates through 2026.
Financing leases description				The Company also has property held under finance leases that expire at various dates through 2021.		The Company also has property held under finance leases that expire at various dates through 2021.
Operating lease liabilities		$ 46,000		$ 46,000		$ 3,300,000	$ 3,458,000	$ 3,458,000
Operating lease right-of-use assets		$ 44,000		44,000		$ 2,101,000		$ 2,336,000
Future cash obligations				3,500,000
Gain on termination				$ 8,000
Operating leases weighted-average remaining lease term		2 years 1 month 6 days		2 years 1 month 6 days		6 years 3 months 19 days
Operating leases weighted-average discount rate lease		6.23%		6.23%		7.25%
Financing leases weighted-average remaining lease term		1 year 4 months 24 days		1 year 4 months 24 days		1 year 10 months 25 days
Financing leases weighted-average discount rate lease		5.52%		5.52%		5.51%
Financing lease cost		$ 10,000	$ 4,000	$ 10,000	32,000	$ 48,000	191,000
Selling, General and Administrative Expenses [Member]
Operating lease expense		131,000	$ 135,000	264,000	$ 270,000	$ 542,000	$ 407,000
Lease Termination Agreement [Member]
Operating lease liabilities		3,135,000		3,135,000
Operating lease right-of-use assets		1,913,000		1,913,000
Security deposits		260,000		260,000
Restricted cash		200,000		200,000
Rent				121,000
Lessor sale amount				80,000
Dispose of furniture				$ 5,000
Lessor operating description				Pay the Lessor $80,000 if the Company sells all or any material part of its assets or all or any material part of its equity interests and $5,000 if the Lessor needs to dispose of furniture that remained in the office space.
Gain on termination		8,000
Loss on the disposal of fixed assets		282,000
Furniture and fixtures		197,000		$ 197,000
Other leasehold improvement assets		$ 85,000		$ 85,000
Lease Termination Agreement [Member] | Subsequent Event [Member]
Security deposits	$ 260,000
Rent	64,000
Unamortized tenant improvement allowance	$ 890,000